Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Risk/Return:
Trading Symbol	CEFS
InsightShares LGBT Employment Equality ETF | InsightShares LGBT Employment Equality ETF
Risk/Return:
Trading Symbol	PRID
InsightShares Patriotic Employers ETF | InsightShares Patriotic Employers ETF
Risk/Return:
Trading Symbol	HONR